SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Note 16: Subsequent Events
The Company has evaluated the period subsequent to December 31, 2022 through the date of issuance for material events that did not exist at the balance sheet date but arose after that date. Based upon this review, other than as described in these financial statements within Note 4, Debt, and Note 15, Business Combination, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the financial statements.

Tailwind Acquisition Corp [Member]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
On October 7, 2022, the Company issued a press release announcing the transfer of its listing to NYSE American LLC (“NYSE American”). In connection with listing on NYSE American, the Company voluntarily delisted from The New York Stock Exchange. The Company transferred its listing to NYSE American on October 12, 2022.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 31, 2022, the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the
consolidated financial statements.